Non-controlling Interests - Summary of Financial Information About Company's Subsidiaries That Have Non-controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Non Controlling Interests [Line Items]
Cash and cash equivalents	$ 2,480,830	$ 322,560	$ 101,800
Investments in equity method investees	112,385	63,106
Goodwill	1,544,055	314,923	241,371
Deferred tax liability	(96,031)	(33,536)
Other liabilities	(221,818)	(62,050)
Non-controlling interests	(289,815)	(84,465)	$ 32
Equity attributable to Canopy Growth	$ 6,951,633	$ 1,158,773
Canopy Rivers Corporation
Disclosure Of Non Controlling Interests [Line Items]
Ownership interest	27.60%	31.50%
Cash and cash equivalents	$ 104,145	$ 46,299
Other current assets	15,490	521
Investments in equity method investees	64,606	13,225
Other financial assets	181,572	57,491
Other long-term assets	17,696	8,065
Deferred tax liability	(6,641)	(4,502)
Other liabilities	(3,458)	(4,705)
Non-controlling interests	(281,962)	(80,844)
Equity attributable to Canopy Growth	$ 91,448	$ 35,550
Tweed JA
Disclosure Of Non Controlling Interests [Line Items]
Ownership interest	49.00%	49.00%
Cash and cash equivalents	$ 6	$ 12
Other current assets		1,769
Goodwill	2,037	1,939
Other long-term assets	4,524	1,677
Other liabilities	(2,198)	(451)
Non-controlling interests	(1,142)	(1,686)
Equity attributable to Canopy Growth	$ 3,227	$ 3,260
Vert Mirabel
Disclosure Of Non Controlling Interests [Line Items]
Ownership interest	47.80%	48.90%
Cash and cash equivalents	$ 58	$ 508
Other current assets	30,314	744
Goodwill	5,625	5,625
Other long-term assets	31,729	6,818
Deferred tax liability	(2,325)
Other liabilities	(54,856)	(9,483)
Non-controlling interests	(6,711)	(2,155)
Equity attributable to Canopy Growth	$ 3,834	$ 2,057